Leases - Evolution of right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-use assets
Balances at the beginning of the year	$ 9,921	$ 10,493
Additions	2,608	619
Contract modifications	(4)	(2)
Depreciation of the year	(3,904)	(3,348)	$ (3,203)
Translation differences and inflation adjustment	312	2,159
Balances at the end of the year	8,933	9,921	10,493
Lease liabilities
Balances at the beginning of the year	10,717	13,981
New contracts	2,608	619
Lease payments	(4,745)	(4,397)
Contract modifications	(5)	(2)
Leases financial cost	664	847	446
Translation differences and inflation adjustment	493	(331)
Balances at the end of the year	$ 9,732	$ 10,717	$ 13,981